Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item Customers	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Provision for doubtful accounts | $	$ 20	$ 20
Number of major customers | Customers	3
Percentage of revenue contributed by major customers	36.00%
Number of operating segments	1
Number of reporting units	1
Weighted average interest rate	2.05%
Remaining lease terms	10 years
Options to extend leases	5 years